Related party transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Due to related parties:
Amount due to related parties		$ 280
Beijing Fanbosha Commerce and Trade Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchases of merchandises:	677	4,499	653
Due to related parties:
Amount due to related parties		131
Beijing Jushangminghui Commerce and Trade Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchases of merchandises:	86	9,651	2,316
Due to related parties:
Amount due to related parties		$ 149